Note 12 - Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2019	1,971,150
2020	1,201,642
2021	812,929
2022	577,269
2023	323,458
Thereafter	202,597
$5,089,045

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Fiscal years ending October 31:
2019	$108,081
2020	110,394
2021	112,776
2022	115,229
2023	117,756
Thereafter	173,638
Total minimum lease payments	737,874

Less the amount representing interest	(85,122)
Present value of minimum lease payments	$652,752